CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Q2) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Accounts receivable, reserve	$ 738	$ 720	$ 306	$ 411	$ 429
Inventories, obsolescence reserve	861	860	520	$ 1,484	$ 1,672
Property and equipment, accumulated depreciation	$ 34,673	$ 32,470	$ 28,665